Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG Funds
Entity Central Index Key	0001089951
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000027322 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	TMDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class Z/TMDIX)	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 1,710,919,247
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 5,165,565
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$1,710,919,247
Total number of portfolio holdings	81
Net advisory fees paid	$5,165,565
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Carpenter Technology Corp.	3.7%
EMCOR Group, Inc.	3.2%
Monolithic Power Systems, Inc.	3.1%
Comfort Systems USA, Inc.	3.1%
Snowflake, Inc.	2.8%
MKS, Inc.	2.7%
Lattice Semiconductor Corp.	2.7%
Curtiss-Wright Corp.	2.6%
Interactive Brokers Group, Inc., Class A	2.6%
Cencora, Inc.	2.4%
Top Ten as a Group	28.9%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Carpenter Technology Corp.	3.7%
EMCOR Group, Inc.	3.2%
Monolithic Power Systems, Inc.	3.1%
Comfort Systems USA, Inc.	3.1%
Snowflake, Inc.	2.8%
MKS, Inc.	2.7%
Lattice Semiconductor Corp.	2.7%
Curtiss-Wright Corp.	2.6%
Interactive Brokers Group, Inc., Class A	2.6%
Cencora, Inc.	2.4%
Top Ten as a Group	28.9%

C000180065 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	TQMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class I/TQMIX)	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 1,710,919,247
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 5,165,565
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$1,710,919,247
Total number of portfolio holdings	81
Net advisory fees paid	$5,165,565
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Carpenter Technology Corp.	3.7%
EMCOR Group, Inc.	3.2%
Monolithic Power Systems, Inc.	3.1%
Comfort Systems USA, Inc.	3.1%
Snowflake, Inc.	2.8%
MKS, Inc.	2.7%
Lattice Semiconductor Corp.	2.7%
Curtiss-Wright Corp.	2.6%
Interactive Brokers Group, Inc., Class A	2.6%
Cencora, Inc.	2.4%
Top Ten as a Group	28.9%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Carpenter Technology Corp.	3.7%
EMCOR Group, Inc.	3.2%
Monolithic Power Systems, Inc.	3.1%
Comfort Systems USA, Inc.	3.1%
Snowflake, Inc.	2.8%
MKS, Inc.	2.7%
Lattice Semiconductor Corp.	2.7%
Curtiss-Wright Corp.	2.6%
Interactive Brokers Group, Inc., Class A	2.6%
Cencora, Inc.	2.4%
Top Ten as a Group	28.9%

C000027323 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class N
Trading Symbol	TMDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class N/TMDPX)	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 1,710,919,247
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 5,165,565
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$1,710,919,247
Total number of portfolio holdings	81
Net advisory fees paid	$5,165,565
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Carpenter Technology Corp.	3.7%
EMCOR Group, Inc.	3.2%
Monolithic Power Systems, Inc.	3.1%
Comfort Systems USA, Inc.	3.1%
Snowflake, Inc.	2.8%
MKS, Inc.	2.7%
Lattice Semiconductor Corp.	2.7%
Curtiss-Wright Corp.	2.6%
Interactive Brokers Group, Inc., Class A	2.6%
Cencora, Inc.	2.4%
Top Ten as a Group	28.9%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Carpenter Technology Corp.	3.7%
EMCOR Group, Inc.	3.2%
Monolithic Power Systems, Inc.	3.1%
Comfort Systems USA, Inc.	3.1%
Snowflake, Inc.	2.8%
MKS, Inc.	2.7%
Lattice Semiconductor Corp.	2.7%
Curtiss-Wright Corp.	2.6%
Interactive Brokers Group, Inc., Class A	2.6%
Cencora, Inc.	2.4%
Top Ten as a Group	28.9%

C000027325 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class N
Trading Symbol	TSCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class N/TSCPX)	$60	1.13%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%
Net Assets	$ 111,738,895
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 339,281
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$111,738,895
Total number of portfolio holdings	96
Net advisory fees paid	$339,281
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Onto Innovation, Inc.	2.4%
SiTime Corp.	2.3%
Credo Technology Group Holding, Ltd.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Lattice Semiconductor Corp.	2.1%
Pursuit Attractions and Hospitality, Inc.	2.0%
Mirum Pharmaceuticals, Inc.	2.0%
JFrog, Ltd.	1.9%
Krystal Biotech, Inc.	1.9%
Valvoline, Inc.	1.9%
Top Ten as a Group	21.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Onto Innovation, Inc.	2.4%
SiTime Corp.	2.3%
Credo Technology Group Holding, Ltd.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Lattice Semiconductor Corp.	2.1%
Pursuit Attractions and Hospitality, Inc.	2.0%
Mirum Pharmaceuticals, Inc.	2.0%
JFrog, Ltd.	1.9%
Krystal Biotech, Inc.	1.9%
Valvoline, Inc.	1.9%
Top Ten as a Group	21.0%

C000180066 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class I
Trading Symbol	TSQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class I/TSQIX)	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Net Assets	$ 111,738,895
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 339,281
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$111,738,895
Total number of portfolio holdings	96
Net advisory fees paid	$339,281
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Onto Innovation, Inc.	2.4%
SiTime Corp.	2.3%
Credo Technology Group Holding, Ltd.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Lattice Semiconductor Corp.	2.1%
Pursuit Attractions and Hospitality, Inc.	2.0%
Mirum Pharmaceuticals, Inc.	2.0%
JFrog, Ltd.	1.9%
Krystal Biotech, Inc.	1.9%
Valvoline, Inc.	1.9%
Top Ten as a Group	21.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Onto Innovation, Inc.	2.4%
SiTime Corp.	2.3%
Credo Technology Group Holding, Ltd.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Lattice Semiconductor Corp.	2.1%
Pursuit Attractions and Hospitality, Inc.	2.0%
Mirum Pharmaceuticals, Inc.	2.0%
JFrog, Ltd.	1.9%
Krystal Biotech, Inc.	1.9%
Valvoline, Inc.	1.9%
Top Ten as a Group	21.0%

C000027324 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class Z
Trading Symbol	TSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class Z/TSCIX)	$50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
Net Assets	$ 111,738,895
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 339,281
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$111,738,895
Total number of portfolio holdings	96
Net advisory fees paid	$339,281
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Onto Innovation, Inc.	2.4%
SiTime Corp.	2.3%
Credo Technology Group Holding, Ltd.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Lattice Semiconductor Corp.	2.1%
Pursuit Attractions and Hospitality, Inc.	2.0%
Mirum Pharmaceuticals, Inc.	2.0%
JFrog, Ltd.	1.9%
Krystal Biotech, Inc.	1.9%
Valvoline, Inc.	1.9%
Top Ten as a Group	21.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Onto Innovation, Inc.	2.4%
SiTime Corp.	2.3%
Credo Technology Group Holding, Ltd.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Lattice Semiconductor Corp.	2.1%
Pursuit Attractions and Hospitality, Inc.	2.0%
Mirum Pharmaceuticals, Inc.	2.0%
JFrog, Ltd.	1.9%
Krystal Biotech, Inc.	1.9%
Valvoline, Inc.	1.9%
Top Ten as a Group	21.0%

C000180068 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class Z
Trading Symbol	SKSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class Z/SKSZX)	$50	0.89%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.89%
Net Assets	$ 238,168,736
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 704,583
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$238,168,736
Total number of portfolio holdings	79
Net advisory fees paid	$704,583
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Solaris Energy Infrastructure, Inc.	3.6%
Ligand Pharmaceuticals, Inc.	3.4%
Constellium SE (France)	3.0%
CECO Environmental Corp.	2.9%
TTM Technologies, Inc.	2.6%
Ducommun, Inc.	2.4%
Viavi Solutions, Inc.	2.4%
Ameris Bancorp	2.0%
Compass, Inc., Class A	1.9%
IMAX Corp. (Canada)	1.9%
Top Ten as a Group	26.1%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Solaris Energy Infrastructure, Inc.	3.6%
Ligand Pharmaceuticals, Inc.	3.4%
Constellium SE (France)	3.0%
CECO Environmental Corp.	2.9%
TTM Technologies, Inc.	2.6%
Ducommun, Inc.	2.4%
Viavi Solutions, Inc.	2.4%
Ameris Bancorp	2.0%
Compass, Inc., Class A	1.9%
IMAX Corp. (Canada)	1.9%
Top Ten as a Group	26.1%

C000180067 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class I
Trading Symbol	SKSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class I/SKSIX)	$53	0.94%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.94%
Net Assets	$ 238,168,736
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 704,583
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$238,168,736
Total number of portfolio holdings	79
Net advisory fees paid	$704,583
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Solaris Energy Infrastructure, Inc.	3.6%
Ligand Pharmaceuticals, Inc.	3.4%
Constellium SE (France)	3.0%
CECO Environmental Corp.	2.9%
TTM Technologies, Inc.	2.6%
Ducommun, Inc.	2.4%
Viavi Solutions, Inc.	2.4%
Ameris Bancorp	2.0%
Compass, Inc., Class A	1.9%
IMAX Corp. (Canada)	1.9%
Top Ten as a Group	26.1%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Solaris Energy Infrastructure, Inc.	3.6%
Ligand Pharmaceuticals, Inc.	3.4%
Constellium SE (France)	3.0%
CECO Environmental Corp.	2.9%
TTM Technologies, Inc.	2.6%
Ducommun, Inc.	2.4%
Viavi Solutions, Inc.	2.4%
Ameris Bancorp	2.0%
Compass, Inc., Class A	1.9%
IMAX Corp. (Canada)	1.9%
Top Ten as a Group	26.1%

C000056573 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class N
Trading Symbol	SKSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class N/SKSEX)	$64	1.14%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.14%
Net Assets	$ 238,168,736
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 704,583
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$238,168,736
Total number of portfolio holdings	79
Net advisory fees paid	$704,583
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Solaris Energy Infrastructure, Inc.	3.6%
Ligand Pharmaceuticals, Inc.	3.4%
Constellium SE (France)	3.0%
CECO Environmental Corp.	2.9%
TTM Technologies, Inc.	2.6%
Ducommun, Inc.	2.4%
Viavi Solutions, Inc.	2.4%
Ameris Bancorp	2.0%
Compass, Inc., Class A	1.9%
IMAX Corp. (Canada)	1.9%
Top Ten as a Group	26.1%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Solaris Energy Infrastructure, Inc.	3.6%
Ligand Pharmaceuticals, Inc.	3.4%
Constellium SE (France)	3.0%
CECO Environmental Corp.	2.9%
TTM Technologies, Inc.	2.6%
Ducommun, Inc.	2.4%
Viavi Solutions, Inc.	2.4%
Ameris Bancorp	2.0%
Compass, Inc., Class A	1.9%
IMAX Corp. (Canada)	1.9%
Top Ten as a Group	26.1%

C000078885 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class N
Trading Symbol	GWMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class N/GWMNX)	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 160,157,048
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 264,568
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$160,157,048
Total number of portfolio holdings	81
Net advisory fees paid	$264,568
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.2%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.3%
New York Transportation Development Corp., 4.000%, 04/30/53	3.3%
Richland County School District No 2, Series A, 1.875%, 03/01/38	2.8%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Miami Beach Health Facilities Authority, 4.000%, 11/15/46	2.4%
Top Ten as a Group	30.8%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.2%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.3%
New York Transportation Development Corp., 4.000%, 04/30/53	3.3%
Richland County School District No 2, Series A, 1.875%, 03/01/38	2.8%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Miami Beach Health Facilities Authority, 4.000%, 11/15/46	2.4%
Top Ten as a Group	30.8%

C000069909 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class I
Trading Symbol	GWMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class I/GWMEX)	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 160,157,048
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 264,568
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$160,157,048
Total number of portfolio holdings	81
Net advisory fees paid	$264,568
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.2%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.3%
New York Transportation Development Corp., 4.000%, 04/30/53	3.3%
Richland County School District No 2, Series A, 1.875%, 03/01/38	2.8%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Miami Beach Health Facilities Authority, 4.000%, 11/15/46	2.4%
Top Ten as a Group	30.8%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.2%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.3%
New York Transportation Development Corp., 4.000%, 04/30/53	3.3%
Richland County School District No 2, Series A, 1.875%, 03/01/38	2.8%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Miami Beach Health Facilities Authority, 4.000%, 11/15/46	2.4%
Top Ten as a Group	30.8%

C000180069 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class Z
Trading Symbol	GWMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class Z/GWMZX)	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 160,157,048
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 264,568
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$160,157,048
Total number of portfolio holdings	81
Net advisory fees paid	$264,568
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.2%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.3%
New York Transportation Development Corp., 4.000%, 04/30/53	3.3%
Richland County School District No 2, Series A, 1.875%, 03/01/38	2.8%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Miami Beach Health Facilities Authority, 4.000%, 11/15/46	2.4%
Top Ten as a Group	30.8%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.2%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.3%
New York Transportation Development Corp., 4.000%, 04/30/53	3.3%
Richland County School District No 2, Series A, 1.875%, 03/01/38	2.8%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Miami Beach Health Facilities Authority, 4.000%, 11/15/46	2.4%
Top Ten as a Group	30.8%

C000180070 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class Z
Trading Symbol	GWEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class Z/GWEZX)	$49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Net Assets	$ 773,856,850
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 2,499,132
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$773,856,850
Total number of portfolio holdings	94
Net advisory fees paid	$2,499,132
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.7%
SPX Technologies, Inc.	2.3%
Advanced Energy Industries, Inc.	2.2%
Ducommun, Inc.	2.2%
Veracyte, Inc.	1.9%
Semtech Corp.	1.9%
Novanta, Inc.	1.9%
Viavi Solutions, Inc.	1.7%
RBC Bearings, Inc.	1.7%
Solaris Energy Infrastructure, Inc.	1.7%
Top Ten as a Group	20.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.7%
SPX Technologies, Inc.	2.3%
Advanced Energy Industries, Inc.	2.2%
Ducommun, Inc.	2.2%
Veracyte, Inc.	1.9%
Semtech Corp.	1.9%
Novanta, Inc.	1.9%
Viavi Solutions, Inc.	1.7%
RBC Bearings, Inc.	1.7%
Solaris Energy Infrastructure, Inc.	1.7%
Top Ten as a Group	20.2%

C000069911 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class I
Trading Symbol	GWEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class I/GWEIX)	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Net Assets	$ 773,856,850
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 2,499,132
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$773,856,850
Total number of portfolio holdings	94
Net advisory fees paid	$2,499,132
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.7%
SPX Technologies, Inc.	2.3%
Advanced Energy Industries, Inc.	2.2%
Ducommun, Inc.	2.2%
Veracyte, Inc.	1.9%
Semtech Corp.	1.9%
Novanta, Inc.	1.9%
Viavi Solutions, Inc.	1.7%
RBC Bearings, Inc.	1.7%
Solaris Energy Infrastructure, Inc.	1.7%
Top Ten as a Group	20.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.7%
SPX Technologies, Inc.	2.3%
Advanced Energy Industries, Inc.	2.2%
Ducommun, Inc.	2.2%
Veracyte, Inc.	1.9%
Semtech Corp.	1.9%
Novanta, Inc.	1.9%
Viavi Solutions, Inc.	1.7%
RBC Bearings, Inc.	1.7%
Solaris Energy Infrastructure, Inc.	1.7%
Top Ten as a Group	20.2%

C000069910 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class N
Trading Symbol	GWETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class N/GWETX)	$70	1.30%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.30%
Net Assets	$ 773,856,850
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 2,499,132
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$773,856,850
Total number of portfolio holdings	94
Net advisory fees paid	$2,499,132
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.7%
SPX Technologies, Inc.	2.3%
Advanced Energy Industries, Inc.	2.2%
Ducommun, Inc.	2.2%
Veracyte, Inc.	1.9%
Semtech Corp.	1.9%
Novanta, Inc.	1.9%
Viavi Solutions, Inc.	1.7%
RBC Bearings, Inc.	1.7%
Solaris Energy Infrastructure, Inc.	1.7%
Top Ten as a Group	20.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.7%
SPX Technologies, Inc.	2.3%
Advanced Energy Industries, Inc.	2.2%
Ducommun, Inc.	2.2%
Veracyte, Inc.	1.9%
Semtech Corp.	1.9%
Novanta, Inc.	1.9%
Viavi Solutions, Inc.	1.7%
RBC Bearings, Inc.	1.7%
Solaris Energy Infrastructure, Inc.	1.7%
Top Ten as a Group	20.2%

C000077269 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Bond Fund
Class Name	Class N
Trading Symbol	GWMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class N/GWMTX)	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 1,000,450,574
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 704,929
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$1,000,450,574
Total number of portfolio holdings	263
Net advisory fees paid	$704,929
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Southeast Energy Authority A Cooperative District, Series E, 5.000%, 10/01/30	1.5%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
California Community Choice Financing Authority, Series F, 5.000%, 06/01/36	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
Chicago O'Hare International Airport, Senior Lien, Series A, Revenue, 5.000%, 01/01/36	1.0%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.0%
Florida Development Finance Corp., Revenue, 4.000%, 11/15/33	1.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	1.0%
Los Angeles Department of Water & Power, Series C, 5.000%, 07/01/30	1.0%
Top Ten as a Group	11.0%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Southeast Energy Authority A Cooperative District, Series E, 5.000%, 10/01/30	1.5%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
California Community Choice Financing Authority, Series F, 5.000%, 06/01/36	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
Chicago O'Hare International Airport, Senior Lien, Series A, Revenue, 5.000%, 01/01/36	1.0%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.0%
Florida Development Finance Corp., Revenue, 4.000%, 11/15/33	1.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	1.0%
Los Angeles Department of Water & Power, Series C, 5.000%, 07/01/30	1.0%
Top Ten as a Group	11.0%

C000077267 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Bond Fund
Class Name	Class I
Trading Symbol	GWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class I/GWMIX)	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,000,450,574
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 704,929
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$1,000,450,574
Total number of portfolio holdings	263
Net advisory fees paid	$704,929
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Southeast Energy Authority A Cooperative District, Series E, 5.000%, 10/01/30	1.5%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
California Community Choice Financing Authority, Series F, 5.000%, 06/01/36	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
Chicago O'Hare International Airport, Senior Lien, Series A, Revenue, 5.000%, 01/01/36	1.0%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.0%
Florida Development Finance Corp., Revenue, 4.000%, 11/15/33	1.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	1.0%
Los Angeles Department of Water & Power, Series C, 5.000%, 07/01/30	1.0%
Top Ten as a Group	11.0%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Southeast Energy Authority A Cooperative District, Series E, 5.000%, 10/01/30	1.5%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
California Community Choice Financing Authority, Series F, 5.000%, 06/01/36	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
Chicago O'Hare International Airport, Senior Lien, Series A, Revenue, 5.000%, 01/01/36	1.0%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.0%
Florida Development Finance Corp., Revenue, 4.000%, 11/15/33	1.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	1.0%
Los Angeles Department of Water & Power, Series C, 5.000%, 07/01/30	1.0%
Top Ten as a Group	11.0%

C000077270 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class Z
Trading Symbol	MRLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class Z/MRLIX)	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 133,582,427
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 237,292
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$133,582,427
Total number of portfolio holdings	57
Net advisory fees paid	$237,292
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	3.8%
Applied Materials, Inc.	3.2%
KLA Corp.	3.1%
Apple, Inc.	2.8%
Amphenol Corp., Class A	2.7%
Arista Networks, Inc.	2.7%
Lam Research Corp.	2.6%
Amazon.com, Inc.	2.6%
Broadcom, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
Top Ten as a Group	28.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	3.8%
Applied Materials, Inc.	3.2%
KLA Corp.	3.1%
Apple, Inc.	2.8%
Amphenol Corp., Class A	2.7%
Arista Networks, Inc.	2.7%
Lam Research Corp.	2.6%
Amazon.com, Inc.	2.6%
Broadcom, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
Top Ten as a Group	28.5%

C000077271 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class I
Trading Symbol	MRLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class I/MRLSX)	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 133,582,427
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 237,292
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$133,582,427
Total number of portfolio holdings	57
Net advisory fees paid	$237,292
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	3.8%
Applied Materials, Inc.	3.2%
KLA Corp.	3.1%
Apple, Inc.	2.8%
Amphenol Corp., Class A	2.7%
Arista Networks, Inc.	2.7%
Lam Research Corp.	2.6%
Amazon.com, Inc.	2.6%
Broadcom, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
Top Ten as a Group	28.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	3.8%
Applied Materials, Inc.	3.2%
KLA Corp.	3.1%
Apple, Inc.	2.8%
Amphenol Corp., Class A	2.7%
Arista Networks, Inc.	2.7%
Lam Research Corp.	2.6%
Amazon.com, Inc.	2.6%
Broadcom, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
Top Ten as a Group	28.5%

C000077272 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class N
Trading Symbol	MRLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class N/MRLTX)	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 133,582,427
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 237,292
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$133,582,427
Total number of portfolio holdings	57
Net advisory fees paid	$237,292
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	3.8%
Applied Materials, Inc.	3.2%
KLA Corp.	3.1%
Apple, Inc.	2.8%
Amphenol Corp., Class A	2.7%
Arista Networks, Inc.	2.7%
Lam Research Corp.	2.6%
Amazon.com, Inc.	2.6%
Broadcom, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
Top Ten as a Group	28.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	3.8%
Applied Materials, Inc.	3.2%
KLA Corp.	3.1%
Apple, Inc.	2.8%
Amphenol Corp., Class A	2.7%
Arista Networks, Inc.	2.7%
Lam Research Corp.	2.6%
Amazon.com, Inc.	2.6%
Broadcom, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
Top Ten as a Group	28.5%

C000115978 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Focused Fund
Class Name	Class N
Trading Symbol	YAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class N/YAFFX)	$69	1.25%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.25%
Net Assets	$ 3,078,674,239
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 12,908,415
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$3,078,674,239
Total number of portfolio holdings	55
Net advisory fees paid	$12,908,415
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	13.7%
Canadian Natural Resources, Ltd. (Canada)	7.3%
Bolloré SE (France)	6.2%
Berkshire Hathaway, Inc., Class B	4.5%
Associated British Foods PLC (United Kingdom)	4.3%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
U-Haul Holding Co., Non-Voting Shares	3.1%
Hyundai Motor Co., 4.99% (South Korea)	2.8%
Microsoft Corp.	2.7%
The Charles Schwab Corp.	2.4%
Top Ten as a Group	50.2%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	13.7%
Canadian Natural Resources, Ltd. (Canada)	7.3%
Bolloré SE (France)	6.2%
Berkshire Hathaway, Inc., Class B	4.5%
Associated British Foods PLC (United Kingdom)	4.3%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
U-Haul Holding Co., Non-Voting Shares	3.1%
Hyundai Motor Co., 4.99% (South Korea)	2.8%
Microsoft Corp.	2.7%
The Charles Schwab Corp.	2.4%
Top Ten as a Group	50.2%

C000115979 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Focused Fund
Class Name	Class I
Trading Symbol	YAFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class I/YAFIX)	$58	1.06%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%
Net Assets	$ 3,078,674,239
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 12,908,415
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$3,078,674,239
Total number of portfolio holdings	55
Net advisory fees paid	$12,908,415
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	13.7%
Canadian Natural Resources, Ltd. (Canada)	7.3%
Bolloré SE (France)	6.2%
Berkshire Hathaway, Inc., Class B	4.5%
Associated British Foods PLC (United Kingdom)	4.3%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
U-Haul Holding Co., Non-Voting Shares	3.1%
Hyundai Motor Co., 4.99% (South Korea)	2.8%
Microsoft Corp.	2.7%
The Charles Schwab Corp.	2.4%
Top Ten as a Group	50.2%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	13.7%
Canadian Natural Resources, Ltd. (Canada)	7.3%
Bolloré SE (France)	6.2%
Berkshire Hathaway, Inc., Class B	4.5%
Associated British Foods PLC (United Kingdom)	4.3%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
U-Haul Holding Co., Non-Voting Shares	3.1%
Hyundai Motor Co., 4.99% (South Korea)	2.8%
Microsoft Corp.	2.7%
The Charles Schwab Corp.	2.4%
Top Ten as a Group	50.2%

C000115981 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Fund
Class Name	Class I
Trading Symbol	YACKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Fund (Class I/YACKX)	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 7,264,221,321
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 15,300,537
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$7,264,221,321
Total number of portfolio holdings	62
Net advisory fees paid	$15,300,537
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	7.9%
Bolloré SE (France)	5.6%
Berkshire Hathaway, Inc., Class B	4.5%
Canadian Natural Resources, Ltd. (Canada)	4.3%
Alphabet, Inc., Class C	3.6%
Hyundai Mobis Co., Ltd. (South Korea)	3.3%
The Charles Schwab Corp.	3.2%
Microsoft Corp.	3.0%
Johnson & Johnson	2.7%
Reliance, Inc.	2.6%
Top Ten as a Group	40.7%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	7.9%
Bolloré SE (France)	5.6%
Berkshire Hathaway, Inc., Class B	4.5%
Canadian Natural Resources, Ltd. (Canada)	4.3%
Alphabet, Inc., Class C	3.6%
Hyundai Mobis Co., Ltd. (South Korea)	3.3%
The Charles Schwab Corp.	3.2%
Microsoft Corp.	3.0%
Johnson & Johnson	2.7%
Reliance, Inc.	2.6%
Top Ten as a Group	40.7%

C000122076 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class N
Trading Symbol	TCMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class N/TCMPX)	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Net Assets	$ 120,415,421
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 409,687
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$120,415,421
Total number of portfolio holdings	83
Net advisory fees paid	$409,687
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Ringkjoebing Landbobank A/S (Denmark)	2.6%
ALS, Ltd. (Australia)	2.5%
Imdex, Ltd. (Australia)	2.4%
OSG Corp. (Japan)	2.1%
Merlin Properties Socimi, S.A., REIT (Spain)	2.1%
Sumitomo Bakelite Co., Ltd. (Japan)	2.1%
Azbil Corp. (Japan)	2.0%
Fukuoka Financial Group, Inc. (Japan)	1.9%
Daiei Kankyo Co., Ltd. (Japan)	1.9%
Tekscend Photomask Corp. (Japan)	1.9%
Top Ten as a Group	21.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Ringkjoebing Landbobank A/S (Denmark)	2.6%
ALS, Ltd. (Australia)	2.5%
Imdex, Ltd. (Australia)	2.4%
OSG Corp. (Japan)	2.1%
Merlin Properties Socimi, S.A., REIT (Spain)	2.1%
Sumitomo Bakelite Co., Ltd. (Japan)	2.1%
Azbil Corp. (Japan)	2.0%
Fukuoka Financial Group, Inc. (Japan)	1.9%
Daiei Kankyo Co., Ltd. (Japan)	1.9%
Tekscend Photomask Corp. (Japan)	1.9%
Top Ten as a Group	21.5%

C000180071 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class I
Trading Symbol	TQTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class I/TQTIX)	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 120,415,421
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 409,687
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$120,415,421
Total number of portfolio holdings	83
Net advisory fees paid	$409,687
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Ringkjoebing Landbobank A/S (Denmark)	2.6%
ALS, Ltd. (Australia)	2.5%
Imdex, Ltd. (Australia)	2.4%
OSG Corp. (Japan)	2.1%
Merlin Properties Socimi, S.A., REIT (Spain)	2.1%
Sumitomo Bakelite Co., Ltd. (Japan)	2.1%
Azbil Corp. (Japan)	2.0%
Fukuoka Financial Group, Inc. (Japan)	1.9%
Daiei Kankyo Co., Ltd. (Japan)	1.9%
Tekscend Photomask Corp. (Japan)	1.9%
Top Ten as a Group	21.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Ringkjoebing Landbobank A/S (Denmark)	2.6%
ALS, Ltd. (Australia)	2.5%
Imdex, Ltd. (Australia)	2.4%
OSG Corp. (Japan)	2.1%
Merlin Properties Socimi, S.A., REIT (Spain)	2.1%
Sumitomo Bakelite Co., Ltd. (Japan)	2.1%
Azbil Corp. (Japan)	2.0%
Fukuoka Financial Group, Inc. (Japan)	1.9%
Daiei Kankyo Co., Ltd. (Japan)	1.9%
Tekscend Photomask Corp. (Japan)	1.9%
Top Ten as a Group	21.5%

C000122075 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class Z
Trading Symbol	TCMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class Z/TCMIX)	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 120,415,421
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 409,687
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$120,415,421
Total number of portfolio holdings	83
Net advisory fees paid	$409,687
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Ringkjoebing Landbobank A/S (Denmark)	2.6%
ALS, Ltd. (Australia)	2.5%
Imdex, Ltd. (Australia)	2.4%
OSG Corp. (Japan)	2.1%
Merlin Properties Socimi, S.A., REIT (Spain)	2.1%
Sumitomo Bakelite Co., Ltd. (Japan)	2.1%
Azbil Corp. (Japan)	2.0%
Fukuoka Financial Group, Inc. (Japan)	1.9%
Daiei Kankyo Co., Ltd. (Japan)	1.9%
Tekscend Photomask Corp. (Japan)	1.9%
Top Ten as a Group	21.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Ringkjoebing Landbobank A/S (Denmark)	2.6%
ALS, Ltd. (Australia)	2.5%
Imdex, Ltd. (Australia)	2.4%
OSG Corp. (Japan)	2.1%
Merlin Properties Socimi, S.A., REIT (Spain)	2.1%
Sumitomo Bakelite Co., Ltd. (Japan)	2.1%
Azbil Corp. (Japan)	2.0%
Fukuoka Financial Group, Inc. (Japan)	1.9%
Daiei Kankyo Co., Ltd. (Japan)	1.9%
Tekscend Photomask Corp. (Japan)	1.9%
Top Ten as a Group	21.5%

C000142968 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Special Opportunities Fund
Class Name	Class Z
Trading Symbol	YASLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class Z/YASLX)	$73	1.39%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.39%
Net Assets	$ 23,064,067
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 103,757
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$23,064,067
Total number of portfolio holdings	44
Net advisory fees paid	$103,757
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	9.9%
Arrow Exploration Corp. (Canada)	8.6%
Italian Wine Brands S.p.A. (Italy)	5.6%
Ion Beam Applications (Belgium)	5.4%
Legacy Housing Corp. (United States)	5.4%
Medical Facilities Corp. (Canada)	5.3%
U-Haul Holding Co., Non-Voting Shares (United States)	5.0%
Fila S.p.A. (Italy)	4.8%
Total Energy Services, Inc. (Canada)	4.7%
BRCK Group PLC (United Kingdom)	4.7%
Top Ten as a Group	59.4%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	9.9%
Arrow Exploration Corp. (Canada)	8.6%
Italian Wine Brands S.p.A. (Italy)	5.6%
Ion Beam Applications (Belgium)	5.4%
Legacy Housing Corp. (United States)	5.4%
Medical Facilities Corp. (Canada)	5.3%
U-Haul Holding Co., Non-Voting Shares (United States)	5.0%
Fila S.p.A. (Italy)	4.8%
Total Energy Services, Inc. (Canada)	4.7%
BRCK Group PLC (United Kingdom)	4.7%
Top Ten as a Group	59.4%

C000142969 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Special Opportunities Fund
Class Name	Class I
Trading Symbol	YASSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class I/YASSX)	$79	1.49%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.49%
Net Assets	$ 23,064,067
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 103,757
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$23,064,067
Total number of portfolio holdings	44
Net advisory fees paid	$103,757
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	9.9%
Arrow Exploration Corp. (Canada)	8.6%
Italian Wine Brands S.p.A. (Italy)	5.6%
Ion Beam Applications (Belgium)	5.4%
Legacy Housing Corp. (United States)	5.4%
Medical Facilities Corp. (Canada)	5.3%
U-Haul Holding Co., Non-Voting Shares (United States)	5.0%
Fila S.p.A. (Italy)	4.8%
Total Energy Services, Inc. (Canada)	4.7%
BRCK Group PLC (United Kingdom)	4.7%
Top Ten as a Group	59.4%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	9.9%
Arrow Exploration Corp. (Canada)	8.6%
Italian Wine Brands S.p.A. (Italy)	5.6%
Ion Beam Applications (Belgium)	5.4%
Legacy Housing Corp. (United States)	5.4%
Medical Facilities Corp. (Canada)	5.3%
U-Haul Holding Co., Non-Voting Shares (United States)	5.0%
Fila S.p.A. (Italy)	4.8%
Total Energy Services, Inc. (Canada)	4.7%
BRCK Group PLC (United Kingdom)	4.7%
Top Ten as a Group	59.4%

C000157696 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class N
Trading Symbol	GWGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class N/GWGVX)	$58	1.07%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%
Net Assets	$ 823,524,326
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,327,624
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$823,524,326
Total number of portfolio holdings	92
Net advisory fees paid	$2,327,624
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Advanced Energy Industries, Inc.	2.1%
API Group Corp.	2.0%
Moog, Inc., Class A	2.0%
Entegris, Inc.	1.9%
Cavco Industries, Inc.	1.9%
Element Solutions, Inc.	1.9%
SPX Technologies, Inc.	1.8%
Voya Financial, Inc.	1.8%
Powell Industries, Inc.	1.7%
Top Ten as a Group	19.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Advanced Energy Industries, Inc.	2.1%
API Group Corp.	2.0%
Moog, Inc., Class A	2.0%
Entegris, Inc.	1.9%
Cavco Industries, Inc.	1.9%
Element Solutions, Inc.	1.9%
SPX Technologies, Inc.	1.8%
Voya Financial, Inc.	1.8%
Powell Industries, Inc.	1.7%
Top Ten as a Group	19.5%

C000157694 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class I
Trading Symbol	GWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class I/GWGIX)	$48	0.87%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.87%
Net Assets	$ 823,524,326
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,327,624
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$823,524,326
Total number of portfolio holdings	92
Net advisory fees paid	$2,327,624
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Advanced Energy Industries, Inc.	2.1%
API Group Corp.	2.0%
Moog, Inc., Class A	2.0%
Entegris, Inc.	1.9%
Cavco Industries, Inc.	1.9%
Element Solutions, Inc.	1.9%
SPX Technologies, Inc.	1.8%
Voya Financial, Inc.	1.8%
Powell Industries, Inc.	1.7%
Top Ten as a Group	19.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Advanced Energy Industries, Inc.	2.1%
API Group Corp.	2.0%
Moog, Inc., Class A	2.0%
Entegris, Inc.	1.9%
Cavco Industries, Inc.	1.9%
Element Solutions, Inc.	1.9%
SPX Technologies, Inc.	1.8%
Voya Financial, Inc.	1.8%
Powell Industries, Inc.	1.7%
Top Ten as a Group	19.5%

C000180072 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class Z
Trading Symbol	GWGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class Z/GWGZX)	$45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
Net Assets	$ 823,524,326
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,327,624
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$823,524,326
Total number of portfolio holdings	92
Net advisory fees paid	$2,327,624
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Advanced Energy Industries, Inc.	2.1%
API Group Corp.	2.0%
Moog, Inc., Class A	2.0%
Entegris, Inc.	1.9%
Cavco Industries, Inc.	1.9%
Element Solutions, Inc.	1.9%
SPX Technologies, Inc.	1.8%
Voya Financial, Inc.	1.8%
Powell Industries, Inc.	1.7%
Top Ten as a Group	19.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Advanced Energy Industries, Inc.	2.1%
API Group Corp.	2.0%
Moog, Inc., Class A	2.0%
Entegris, Inc.	1.9%
Cavco Industries, Inc.	1.9%
Element Solutions, Inc.	1.9%
SPX Technologies, Inc.	1.8%
Voya Financial, Inc.	1.8%
Powell Industries, Inc.	1.7%
Top Ten as a Group	19.5%

C000176472 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Global Fund
Class Name	Class I
Trading Symbol	YFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class I/YFSIX)	$51	0.93%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.93%
Net Assets	$ 218,084,603
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 710,072
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$218,084,603
Total number of portfolio holdings	64
Net advisory fees paid	$710,072
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	12.9%
Bolloré SE (France)	7.4%
Nihon Parkerizing Co., Ltd. (Japan)	4.9%
Canadian Natural Resources, Ltd. (Canada)	4.7%
Associated British Foods PLC (United Kingdom)	4.6%
LG H&H Co., Ltd., 2.23% (South Korea)	3.9%
Cie de L'Odet SE (France)	3.5%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
Total Energy Services, Inc. (Canada)	2.9%
Hyundai Motor Co., 4.99% (South Korea)	2.5%
Top Ten as a Group	50.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	12.9%
Bolloré SE (France)	7.4%
Nihon Parkerizing Co., Ltd. (Japan)	4.9%
Canadian Natural Resources, Ltd. (Canada)	4.7%
Associated British Foods PLC (United Kingdom)	4.6%
LG H&H Co., Ltd., 2.23% (South Korea)	3.9%
Cie de L'Odet SE (France)	3.5%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
Total Energy Services, Inc. (Canada)	2.9%
Hyundai Motor Co., 4.99% (South Korea)	2.5%
Top Ten as a Group	50.5%

C000176471 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Global Fund
Class Name	Class N
Trading Symbol	YFSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class N/YFSNX)	$62	1.13%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.13%
Net Assets	$ 218,084,603
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 710,072
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$218,084,603
Total number of portfolio holdings	64
Net advisory fees paid	$710,072
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	12.9%
Bolloré SE (France)	7.4%
Nihon Parkerizing Co., Ltd. (Japan)	4.9%
Canadian Natural Resources, Ltd. (Canada)	4.7%
Associated British Foods PLC (United Kingdom)	4.6%
LG H&H Co., Ltd., 2.23% (South Korea)	3.9%
Cie de L'Odet SE (France)	3.5%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
Total Energy Services, Inc. (Canada)	2.9%
Hyundai Motor Co., 4.99% (South Korea)	2.5%
Top Ten as a Group	50.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	12.9%
Bolloré SE (France)	7.4%
Nihon Parkerizing Co., Ltd. (Japan)	4.9%
Canadian Natural Resources, Ltd. (Canada)	4.7%
Associated British Foods PLC (United Kingdom)	4.6%
LG H&H Co., Ltd., 2.23% (South Korea)	3.9%
Cie de L'Odet SE (France)	3.5%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
Total Energy Services, Inc. (Canada)	2.9%
Hyundai Motor Co., 4.99% (South Korea)	2.5%
Top Ten as a Group	50.5%

C000241081 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced SMA Shares
Class Name	AMG GW&K Municipal Enhanced SMA Shares
Trading Symbol	MESHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced SMA Shares (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced SMA Shares (MESHX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 259,626,969
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund net assets	$259,626,969
Total number of portfolio holdings	139
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
City of Houston TX Hotel Occupancy Tax & Special Revenue, Series C, 5.500%, 09/01/58	3.6%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.1%
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	2.9%
Public Finance Authority, 5.750%, 12/31/65	2.4%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.1%
Louisiana Stadium & Exposition District, Series A, 5.250%, 07/01/53	2.0%
Pennsylvania Higher Educational Facilities Authority, Series B2, 5.000%, 11/01/54	2.0%
Massachusetts Development Finance Agency, 5.250%, 07/01/52	1.8%
Pennsylvania Economic Development Financing Authority, 5.000%, 12/31/57	1.6%
Massachusetts Development Finance Agency, 5.250%, 07/01/55	1.6%
Top Ten as a Group	23.1%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
City of Houston TX Hotel Occupancy Tax & Special Revenue, Series C, 5.500%, 09/01/58	3.6%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.1%
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	2.9%
Public Finance Authority, 5.750%, 12/31/65	2.4%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.1%
Louisiana Stadium & Exposition District, Series A, 5.250%, 07/01/53	2.0%
Pennsylvania Higher Educational Facilities Authority, Series B2, 5.000%, 11/01/54	2.0%
Massachusetts Development Finance Agency, 5.250%, 07/01/52	1.8%
Pennsylvania Economic Development Financing Authority, 5.000%, 12/31/57	1.6%
Massachusetts Development Finance Agency, 5.250%, 07/01/55	1.6%
Top Ten as a Group	23.1%

C000261130 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Securitized Bond SMA Shares
Class Name	AMG GW&K Securitized Bond SMA Shares
Trading Symbol	GWSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Securitized Bond SMA Shares (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Securitized Bond SMA Shares (GWSBX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 122,594,668
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$122,594,668
Total number of portfolio holdings	171
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
FHLMC, 3.500%, 06/01/49	3.9%
FNMA, 5.000%, 01/01/53	3.6%
FHLMC, 2.500%, 12/01/51	3.5%
FNMA, 2.500%, 11/01/51	3.2%
FNMA, 4.000%, 06/01/53	3.1%
GNMA, 2.500%, 09/20/50	2.8%
FHLMC, 3.000%, 08/01/52	2.7%
FHLMC, 4.500%, 09/01/52	2.6%
FNMA, 2.000%, 04/01/52	2.5%
FHLMC, 5.500%, 02/01/54	2.3%
Top Ten as a Group	30.2%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
FHLMC, 3.500%, 06/01/49	3.9%
FNMA, 5.000%, 01/01/53	3.6%
FHLMC, 2.500%, 12/01/51	3.5%
FNMA, 2.500%, 11/01/51	3.2%
FNMA, 4.000%, 06/01/53	3.1%
GNMA, 2.500%, 09/20/50	2.8%
FHLMC, 3.000%, 08/01/52	2.7%
FHLMC, 4.500%, 09/01/52	2.6%
FNMA, 2.000%, 04/01/52	2.5%
FHLMC, 5.500%, 02/01/54	2.3%
Top Ten as a Group	30.2%

C000276156 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K High Yield Bond SMA Shares
Class Name	AMG GW&K High Yield Bond SMA Shares
Trading Symbol	GWHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K High Yield Bond SMA Shares (the “Fund”) for the period of June 17, 2026 (commencement of operations) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs since the commencement of operations?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K High Yield Bond SMA Shares (GWHYX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 29,266,278
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund net assets	$29,266,278
Total number of portfolio holdings	214
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 02/01/33	1.5%
TransDigm, Inc., 6.625%, 03/01/32	1.4%
Venture Global LNG, Inc., 8.375%, 06/01/31	1.3%
Carnival Corp., Ltd., 5.875%, 06/15/31 (Bermuda)	1.2%
Nissan Motor Acceptance Co. LLC, 6.125%, 09/30/30	1.2%
Rocket Cos., Inc., 6.500%, 08/01/29	1.2%
Celanese US Holdings LLC, 7.550%, 11/15/30	1.1%
Centene Corp., 3.375%, 02/15/30	1.1%
SM Energy Co., 9.625%, 06/15/33	1.0%
Tenet Healthcare Corp., 5.500%, 11/15/32	1.0%
Top Ten as a Group	12.0%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 02/01/33	1.5%
TransDigm, Inc., 6.625%, 03/01/32	1.4%
Venture Global LNG, Inc., 8.375%, 06/01/31	1.3%
Carnival Corp., Ltd., 5.875%, 06/15/31 (Bermuda)	1.2%
Nissan Motor Acceptance Co. LLC, 6.125%, 09/30/30	1.2%
Rocket Cos., Inc., 6.500%, 08/01/29	1.2%
Celanese US Holdings LLC, 7.550%, 11/15/30	1.1%
Centene Corp., 3.375%, 02/15/30	1.1%
SM Energy Co., 9.625%, 06/15/33	1.0%
Tenet Healthcare Corp., 5.500%, 11/15/32	1.0%
Top Ten as a Group	12.0%